Operating segments (Details) ₽ in Millions	3 Months Ended		9 Months Ended		130 Months Ended
	Sep. 30, 2019 RUB (₽)	Sep. 30, 2018 RUB (₽)	Sep. 30, 2019 RUB (₽)	Sep. 30, 2018 RUB (₽)	Dec. 31, 2017 segment
Disclosure of operating segments
Number of reportable segments | segment					2
Revenue	₽ 10,142	₽ 7,943	₽ 28,646	₽ 21,329
Profit/(loss) before tax	1,628	1,123	5,414	3,443
Net profit/(loss)	1,188	853	4,199	2,731
PS
Disclosure of operating segments
Revenue	8,991	6,838	25,429	18,962
CFS
Disclosure of operating segments
Revenue	438	160	1,025	307
SME
Disclosure of operating segments
Revenue	245	895	928	1,960
RB (Rocketbank)
Disclosure of operating segments
Revenue	344	7	957	7
CO
Disclosure of operating segments
Revenue	124	43	307	93
Operating segments
Disclosure of operating segments
Revenue	5,993	5,230	16,923	13,839
Profit/(loss) before tax	2,341	1,455	6,765	3,879
Net profit/(loss)	1,893	1,170	5,511	3,123
Operating segments | PS
Disclosure of operating segments
Revenue	5,484	4,257	15,478	11,757
Profit/(loss) before tax	3,918	3,040	11,338	8,457
Net profit/(loss)	3,259	2,487	9,453	6,946
Operating segments | CFS
Disclosure of operating segments
Revenue	369	125	870	186
Profit/(loss) before tax	(534)	(870)	(1,748)	(2,576)
Net profit/(loss)	(424)	(699)	(1,391)	(2,080)
Operating segments | SME
Disclosure of operating segments
Revenue	200	842	797	1,859
Profit/(loss) before tax	155	(100)	188	(618)
Net profit/(loss)	156	(80)	167	(496)
Operating segments | RB (Rocketbank)
Disclosure of operating segments
Revenue	(128)	(23)	(423)	(23)
Profit/(loss) before tax	(774)	(379)	(2,019)	(590)
Net profit/(loss)	(632)	(305)	(1,633)	(475)
Operating segments | CO
Disclosure of operating segments
Revenue	68	29	201	60
Profit/(loss) before tax	(424)	(236)	(994)	(794)
Net profit/(loss)	(466)	(233)	(1,085)	(772)
Material reconciling items, cost of revenue (exclusive of depreciation and amortization)
Disclosure of operating segments
Revenue	4,989	3,881	14,196	10,396
Material reconciling items, payroll and related taxes
Disclosure of operating segments
Revenue	(840)	(1,168)	(2,473)	(2,906)
Material reconciling items, amortization of fair value adjustments recorded on business combinations
Disclosure of operating segments
Profit/(loss) before tax	(105)	(78)	(302)	(225)
Net profit/(loss)	(105)	(78)	(302)	(225)
Material reconciling items, impairment of non-current assets
Disclosure of operating segments
Profit/(loss) before tax	(526)		(526)
Net profit/(loss)	(526)		(526)
Material reconciling items, share-based payments
Disclosure of operating segments
Profit/(loss) before tax	(135)	(359)	(391)	(519)
Net profit/(loss)	(135)	(359)	(391)	(519)
Material reconciling items, foreign exchange (gain)/loss from revaluation of cash proceeds received from secondary public offering
Disclosure of operating segments
Profit/(loss) before tax	53	105	(132)	308
Net profit/(loss)	53	105	(132)	308
Material reconciling items, effect from taxation
Disclosure of operating segments
Net profit/(loss)	₽ 8	₽ 15	₽ 39	₽ 44